Changes in accounting policies - Additional information (Detail) $ in Millions	Nov. 01, 2019 CAD ($)
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Lease liability	$ 1,712
Weighted average incremental borrowing rate	2.31%
Derivatives [member] | U.S. LIBOR, EURIBOR, and GBP LIBOR [Member] | Maturity date beyond December 31, 2021 [member] | Inter-bank offered rate Rate [Member]
Interest rate benchmark reform
Notional amount of hedging instrument	$ 58,000
IFRS 16 [Member]
Disclosure Of Reconcilation Of Operating Lease Commitments [Line Items]
Lease liability	1,700
Right-of-use assets	1,600
Increase decrease in retained earnings as a result of adoption of ifrs sixteen	$ 100